Vessels, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
VESSELS, NET

NOTE 7: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2016	$1,505,013	$(198,090)	$1,306,923
(Depreciation)/Additions	—	(56,880)	(56,880)
Balance at December 31, 2017	$1,505,013	$(254,970)	$1,250,043
Additions/(Depreciation)	234,000	(56,052)	177,948
Disposals	(51,739)	7,353	(44,386)
Balance at December 31, 2018	$1,687,274	$(303,669)	$1,383,605
Additions/(Depreciation)	102,637	(63,935)	38,702
Disposals	(77,922)	11,153	(66,769)
Impairment loss	(7,287)	—	(7,287)
Balance at December 31, 2019	$1,704,702	(356,451)	1,348,251

Additions of vessels

2019

As of December 31, 2019, certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation, amounted to $18,207 (see Note 17 — Transactions with related parties).

During the quarter ended December 31, 2019, Navios Acquisition acquired five product tankers, two LR1 product tankers and three MR1 product tankers for an acquisition cost of  approximately $84,430 in total, following the Liquidation of Navios Europe I, through bank financing of $32,500 and $33,210 receivables (Please refer to Note 10 – Investments in Affiliates).

For each of the vessels purchased from Navios Europe I, the acquisition of all vessels was effected through the acquisition of all of the capital stock of the respective vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels, including the respective charter-out contracts. Management accounted for each acquisition as an asset acquisition under ASC 805. At the transaction date, the purchase price approximated the fair value of the assets acquired, which was determined based on a combination of methodologies including discounted cash flow analyses and independent valuation analyses.

2018

On December 13, 2018, Navios Acquisition completed the Merger contemplated by the Merger Agreement, dated as of October 7, 2018, by and among Navios Acquisition, its direct wholly-owned subsidiary Merger Sub, Navios Midstream and NAP General Partner. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition. The fair value of vessels acquired was $234,000. Please refer also to Note 3.

Disposals of vessels

2019

On March 25, 2019, Navios Acquisition sold the C. Dream, a 2000-built VLCC vessel of 298,570 dwt to an unaffiliated third party for a sale price of $21,750. The gain on sale of the vessel amounted to $651, which is included in “(Loss)/ gain on sale of vessels and Impairment loss”.

On May 10, 2019, following a collision incident, Navios Acquisition sold the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt to an unaffiliated third party for a sale price of $12,525. The gain on sale of the vessel, including the insurance claim proceeds, amounted to $2,594, which is included in “(Loss)/ gain on sale of vessels and Impairment loss”.

On October 8, 2019, Navios Acquisition sold the Nave Electron, a 2002-built VLCC vessel of 305,178 dwt to an unaffiliated third party for a sale price of $25,250.

2018

On March 29, 2018, Navios Acquisition sold all the shares of the vessel-owning subsidiary of the Nave Galactic, a 2009-built VLCC vessel of 297,168 dwt to Navios Midstream for a sale price of $44,500, which was paid as of March 31, 2018. The gain on sale of the vessel, upon write-off of the unamortized dry-docking of $465 and working capital items of $376 (including costs of $200), was $25.

Impairment loss

2019

During the year ended December 31, 2019 and as a result of the impairment review performed, it was determined that the carrying amount of one tanker was not recoverable and, therefore, an impairment loss of $7,287 was recognized which is included in “(Loss)/ gain on sale of vessels and Impairment loss”.